Note 2 - Basis of Preparation - Ownership Interests (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Sierra Gold & Silver Ltd. [member]
Statement Line Items [Line Items]
Sierra Gold & Silver Ltd.	100.00%	100.00%
Sequoia Gold & Silver Ltd. [member]
Statement Line Items [Line Items]
Sierra Gold & Silver Ltd.	100.00%	100.00%